Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Pioneer Bancorp, Inc./MD
Entity Central Index Key	0001769663
Amendment Flag	false
Pioneer Bank, National Association 401(k) Savings Plan
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Amendment Flag	false